Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Accounts Payable and Accrued Liabilities Explanatory [Abstract]
Schedule of accounts payable and accrued liabilities
($000s)	September 30, 2022	December 31, 2021
Trade payables	24,071	10,190
Trade and other payables due to related parties	112	136
Non-trade payables and accrued expenses [1]	34,909	1,839
	59,092	12,165

1)	Non-trade payables and accrued expenses include $30.0 million of accrued expenses related to construction at KSM.